Note A - Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of financial instruments, which include cash, loans receivable, accounts payable and accrued expenses and advances from related parties were estimated to approximate their carrying values due to the immediate or short-term maturity of these financial instruments. Management is of the opinion that the Company is not exposed to significant interest, currency or credit risks arising from financial instruments.